Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Revenues
Total Net Revenues		$ 165,001,079	$ 132,981,531	$ 160,009,293
Operating Expenses:
Cost of revenues		(153,466,193)	(131,718,522)	(156,738,018)
Fulfillment expenses		(8,075,338)	(2,002,101)	(3,022,120)
Marketing expenses		(5,112,335)	(4,634,649)	(7,770,819)
General and administrative expenses		(3,367,699)	(2,715,578)	(3,368,761)
Total operating expenses		(170,021,565)	(141,070,850)	(170,899,718)
Loss From Operations		(5,020,486)	(8,089,319)	(10,890,425)
Other Income (Expenses), net
Interest expense			(29,721)	(76,049)
Investment loss		(978,482)	(169,125)	(493,970)
Other income, net		199,023	313,597	75,627
Other (expense) income, net		(779,459)	114,751	(494,392)
Loss Before Income Taxes		(5,799,945)	7,974,568	(11,384,817)
Income Taxes Expense		478,481	28,076	135,116
Net Loss		(6,278,426)	(8,002,644)	(11,519,933)
Less: net income(loss) attributable to non-controlling interest		1,078	(38,485)	(52,791)
Net Loss Attributable to Ordinary Shareholders of Jowell Global Ltd.		$ (6,279,504)	$ (7,964,159)	$ (11,467,142)
Loss Per share – Basic (in Dollars per share)	[1]	$ (2.87)	$ (3.69)	$ (5.38)
Weighted Average Shares Outstanding – Diluted (in Dollars per share)	[1]	$ (2.87)	$ (3.69)	$ (5.38)
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	2,186,295	2,170,475	2,140,863
Weighted Average Shares Outstanding – Diluted (in Shares)	[1]	2,186,295	2,170,475	2,140,863
Net Loss		$ (6,278,426)	$ (8,002,644)	$ (11,519,933)
Other Comprehensive loss, net of tax
Foreign currency translation loss		330,148	(319,474)	(897,642)
Total Comprehensive loss		(5,948,278)	(8,322,118)	(12,417,575)
Less: comprehensive income (loss) attributable to non-controlling interest		1,071	(34,565)	(57,183)
Comprehensive Loss Attributable to Ordinary Shareholders of Jowell Global Ltd.		(5,949,349)	(8,287,553)	(12,360,392)
Third-Party
Net Revenues
Total Net Revenues		$ 165,001,079	132,963,671	160,002,440
Related Party
Net Revenues
Total Net Revenues			$ 17,860	$ 6,853

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).